Loans and export prepayment (Details 1) - Loans And Export Prepayments [Member] $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Export prepayments	$ 141,368
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Export prepayments	128,046
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,478
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,478
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,414
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	2,578
Later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	374
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Export prepayments	16,611
Brazil, Brazil Real | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,289
Brazil, Brazil Real | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,478
Brazil, Brazil Real | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,478
Brazil, Brazil Real | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	3,414
Brazil, Brazil Real | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	2,578
Brazil, Brazil Real | Later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments	374
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Export prepayments	124,757
United States of America, Dollars | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Export prepayments	124,757
United States of America, Dollars | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Export prepayments
United States of America, Dollars | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Export prepayments
United States of America, Dollars | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Export prepayments
United States of America, Dollars | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments
United States of America, Dollars | Later than five years [member]
IfrsStatementLineItems [Line Items]
Export prepayments